Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	TCW ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001831313
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 16, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 16, 2023
Prospectus Date	rr_ProspectusDate	Oct. 16, 2023
Engine No. 1 Transform Scarcity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - TCW Transform Scarcity ETF (formerly, Engine No. 1 Transform Scarcity ETF) (the “Fund”)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective: The Fund’s investment objective is long-term growth of capital.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The investment advisory agreement between TCW ETF Trust (the “Trust”) and TCW Investment Management Company LLC (“TCW” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, no portfolio turnover rate information is available.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Transform Scarcity ETF is an actively managed exchange-traded fund (“ETF”) that invests in U.S.-listed equity, American depositary receipt (“ADR”) securities, and non-U.S. developed and emerging market-listed securities, which may vary over the span of a full market cycle as market and investment opportunities change. The Fund’s investments may include micro-, small-, medium- and large-capitalization equities of companies.

The Adviser expects to invest in the equities of companies that it believes are creating value through scarce resource transformation. A scarce resource is defined as a commodity, good or service for which the availability of supply is not sufficient or reliable enough to meet current and / or long-term demand. Portfolio companies are primarily those that the Adviser believes are addressing current or future resource scarcity through their business strategies. Such companies are transforming their own or others’ use of scarce resources within their products, services, or business operations, relying on more sustainable alternatives (i.e., those that the Adviser believes have greater prospects of being able to meet demand over time), innovating renewable technologies or creating more efficient processes that recycle, reuse or regenerate. Companies are generally in four broad categories including but not limited to:

●	Food & Agriculture (e.g., how food is: farmed / harvested, engineered & produced, packaged or distributed);

●	Water (e.g., how water is: desalinated, treated / purified, monitored & managed, stored, distributed or recycled);

●	Land (e.g., how metals are extracted / mined, air is cleaned, including through carbon sequestration, metals & batteries are recycled, timber is managed & forests are reforested); or

●	People (e.g., how people: are educated, trained for new skills, made more productive, receive fertility & reproductive services, receive infertility technology).

Companies are from no one particular industry; instead, they are drawn from a broad range of industries such as chemicals, industrials, infrastructure, technology, materials, life sciences, alternative energy, semiconductors, waste management & recycling, capital goods & machinery, consumer products/paper & packaging, farming/agriculture, metals & mining, biotech, healthcare services, oceantech, and utilities, although certain of these industries may not be represented at all times, and the industries represented may change over time.

Companies are generally chosen from the Morningstar® US Market Extended TR USD Index℠ but may be selected from a universe of US and non-US listed equity securities and will generally span across sectors, including but not limited to consumer discretionary, industrials, materials, technology, and utilities. The Morningstar® US Market Extended TR USD Index℠ is a broad-based free-float market capitalization weighted index comprised of U.S. large, mid, and small capitalization equity securities that span all sectors of the U.S. economy. It does not incorporate environmental, social and governance criteria into its methodology, nor is it an index comprised solely of equities of companies that could be considered as addressing resource scarcity. The Adviser expects to hold between 20-40 equities within the Fund’s portfolio. The Fund may also enter into currency-related spot transactions when it transacts in equities denominated in foreign currencies or may invest in certain derivative instruments, such as currency futures or forwards that will help the Adviser manage risk associated with foreign currency exposure, if any, or futures contracts.

When selecting equities of companies for the portfolio, the Adviser will assess a company’s strategy and financial performance by doing things such as attending company earnings calls, interviewing management, visiting company headquarters and manufacturing plants, reviewing company reports such as Form 10-K’s, financial statements (i.e., balance sheet, income statement, and statement of cash flows), publicly available and sell-side research and performing fundamental financial analyses such as company financial modeling and ratio analysis. For example, the Fund may invest in the equities of companies that have better long-term financial stability and profitability relative to industry peers or those that provide similar products or services (using metrics such as revenue, EBITDA (earnings before interest, taxes, depreciation and amortization), profit margin, or market share) as a result of their resource scarcity strategy. The Adviser also expects to include, as part of its company assessments, additional company reporting, targets, progress, and strategic positioning, such as:

Companies whose leadership has made it a strategic business focus, made changes to its business operations, or made commitments that address sustainability factors specific to resource scarcity such as:

●	Creating products or services that specifically address resource scarcity;

●	Creating technology innovations which enable increased capacity, productivity, and scalability, thereby reducing reliance on scarce resources; or

●	Incorporating circular economy principles within its business model, which is defined as systems that minimize or eliminate waste, maximize recycling & reuse and regenerate nature.

These will typically include reporting on targets and progress through various sources, such as regulatory filings, annual reports, or shareholder meetings, related to:

●	New technology innovations that increase use of alternatives to scarce resources used in end products, create substitutes to existing end products using sustainable alternatives, or improve manufacturing processes related to production, thereby reducing the demand for scarce resources. For example, the Adviser may seek to invest in companies that have set quantifiable targets to use sustainable pulp sources for paper and packaging, and may use corporate reporting, regulatory reporting, or press releases to identify companies that are innovating to find better alternatives.

●	Carbon emissions reporting as well as progress toward cutting carbon emissions by a given amount by a given date. For example, a company may report lowering its carbon emissions broadly, or more specifically through its use of carbon credits.

●	Companies whose products or services reflect supporting, progressing, or reducing reliance on scarce resources, thereby minimizing their environmental impact, by executing on their commitments to transform their use of scarce resources. For example, this may be judged by the historical and projected number/amount of scarce resources used and their projected economic impacts, or the carbon intensity of the business, including how capital budgets, research and development, and corporate strategy are shifting over time. The Adviser expects to assess sources such as corporate filings, regulatory filings, and investor presentations to assess how a specific company is transforming its products, services, or operations or enabling others.

●	Companies whose business model is well-adapted to the risks and opportunities that changes in geopolitics, international trade, and government regulation present, assessed based on factors such as the degree to which changes to resource scarcity will affect the market share, growth, profitability, and risk to potential investments over time. Analyzing the changes in a company’s use of fresh versus recycled water used for business operations and comparing costs associated with a specific company’s business model to understand how those changes affect the company’s profitability would be an example of such an assessment.

The Adviser considers sustainability factors noted above as core to its investment process, particularly in considering the ways in which each company’s approach to resource scarcity could ultimately drive financial and operational performance. The Adviser does not use sustainability ratings or rankings to exclude specific companies or sectors from investment, but instead will generally perform fundamental analysis that includes its own proprietary analysis of each company’s focus on scarce resources to make decisions about the company’s long-term valuation and sustainability. The Adviser utilizes a quantitative and qualitative approach to measuring the effects of a company’s use of or approach to addressing scarce resources, based on both public information as well as the company assessment process (noted above) undertaken by the Adviser with respect to potential investments that focuses on key impacts regarding scarce resources. The Adviser generally estimates these effects at companies using data from the companies themselves, and publicly available data sources (e.g., Bloomberg, Economic Policy Institute, Environmental Protection Agency (EPA), International Council on Clean Transportation (ICCT), Federal Reserve Economic Data, MIT Living Wage Calculator, US Department of Agriculture (USDA), U.S. Bureau of Labor Statistics, U.S. Department of Transportation, U.S. Energy Information Administration) for companies’ social and environmental metrics.

As part of its due diligence process for prospective and ongoing investments, the Adviser then typically assesses the ways a company’s use of or approach to addressing scarce resources affects company revenue and earnings projections, discount rates, terminal values (i.e., the calculated rate at which it is assumed its cash flows will grow forever), and valuations, particularly through changes in regulation; customer or employee preferences; and competitive risk from innovation or disruption. For example, the Adviser may use one or multiple data sources (e.g., those listed above) to estimate the stability, security, and environmental impact associated with a company’s products and services and then assess how possible changes in trade policy or regulations within various industries are shifting demand for certain products and services based on consumer preferences. The Adviser may then estimate the risk of disruption from more innovative or more cost effectively produced products and services created by competitors, including how such developments could potentially lower long-term growth assumptions, increase the discount rates the Adviser applies to that growth to account for higher risk, reduce terminal values to reflect lower terminal growth, and as a result lower assumed valuation of the company.

These criteria by which the Adviser assesses companies for investment by the Fund will be applied to all investments by the Fund except for temporary investments or investments in cash equivalents.

In furtherance of its investment objective, the Fund seeks to use shareholder activism to encourage accountability, change acceleration or transformational change at the public companies within its portfolio specifically through the application of proxy voting guidelines and dialogue with management of the portfolio companies. See “Principal Investment Risks – Activism Risk.” The proxy voting guidelines are based on a commitment to protecting and enhancing the value of the Fund’s assets and driving increased transparency and accountability to align shareholder and stakeholder interests through favoring actions that encourage companies to invest in their employees, communities, customers, and the environment.

Generally, in applying the proxy voting guidelines and in seeking to engage in dialogue with companies within the Fund’s portfolio, the Adviser may measure the investment made by companies in their employees, communities, customers and the environment using financial, operational, and sustainability data provided by (i) the companies themselves, (ii) several publicly available data sources and (iii) the Adviser itself. This data may include, but is not limited to, wages, workforce diversity, board composition, employee health and safety, carbon emissions, air pollution, and land use, among others. The Adviser will assess the data against qualitative and quantitative criteria developed by the Adviser and may compare the data against benchmarks based on industry trends. The Fund’s proxy voting guidelines, as well as the financial, operational and sustainability data included in such guidelines, will apply to all companies held by the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received), however it is a priority of the Adviser and the Fund to vote all proxies, so securities lending revenue may be foregone as a result. The Fund is a “non-diversified” fund, and, as such, may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 364-1383
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://tcw.com
Engine No. 1 Transform Scarcity ETF | Engine No. 1 Transform Scarcity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 241
Engine No. 1 Transform Scarcity ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
Engine No. 1 Transform Scarcity ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Engine No. 1 Transform Scarcity ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and ability to meet its investment objective. See “Additional Information About Principal Investment Strategies and Related Risks” below for a more detailed discussion of the principal risks that may impact your investment in the Fund.

Engine No. 1 Transform Scarcity ETF | E T F Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risks. The Fund is structured as an ETF and is subject to the special risks, including:

Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed by the Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in shares on the Cboe may be halted due to market conditions or for reasons that, in the view of the Cboe, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Cboe. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. The market price of the Fund’s shares also will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. There may be times when the market price and the NAV vary significantly.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the Cboe. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Engine No. 1 Transform Scarcity ETF | Activism Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Activism Risk. An activist investor uses an equity stake in a corporation to put public pressure on a company’s management team and board in order to achieve certain objectives such as the increase of shareholder value through changes in corporate policy or financing structure, or reduction of expenses. Shareholder activism can take any of several forms, including proxy battles, publicity campaigns, and negotiations with management. In the event that an affiliate of the Fund or its investment adviser is engaged in an activist campaign with respect to a portfolio company, the Fund may be foreclosed from taking certain actions with respect to that company as a result of prohibitions on engaging in joint transactions with affiliates under Section 17(d) of the Investment Company Act of 1940, as amended (the “1940 Act”), or as a result of other regulatory or fiduciary concerns. In addition, while the Fund intends to seek select opportunities to actively engage with one or more portfolio companies, it may only be able to do so in limited circumstances where no other affiliated fund has elected to do so with respect to the same portfolio companies. Certain affiliated investment vehicles may also have a priority over the Fund with respect to engagement opportunities with specific portfolio companies. The Fund intends to be focused and directed in the selection of opportunities to actively engage with its portfolio companies. However, the foregoing restrictions and priorities may limit the Fund’s ability to engage with some of those select opportunities. In addition, the Fund may also be deemed to have knowledge of material nonpublic information with respect to portfolio companies from time to time as a result of actions being contemplated by one or more of its affiliates, which may limit its ability to trade in a specific name or buy or sell a position even if it may otherwise be appropriate to do so. In the event the Fund were to engage in activism, such activities may not be successful, or even if successful, the Fund’s investment may lose value. Additionally, engaging in activism may cause the Fund to incur additional expenses that another similar index fund may not experience.

Engine No. 1 Transform Scarcity ETF | Limited History Of Operations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited History of Operations Risk. The Fund is a new fund with no history of operations for investors to evaluate.
Engine No. 1 Transform Scarcity ETF | Non Diversified Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Engine No. 1 Transform Scarcity ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Engine No. 1 Transform Scarcity ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Engine No. 1 Transform Scarcity ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Engine No. 1 Transform Scarcity ETF | Smalland Mid Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Companies Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market prices fall more disproportionately than larger companies in response to selling pressures. In addition, small and medium sized companies may have limited markets, product lines, or financial resources and lack management experience.

Engine No. 1 Transform Scarcity ETF | Sustainability Investing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sustainability Investing Strategy Risk. The Fund intends to incorporate the Adviser’s sustainability investment insights and analysis into its portfolio construction process. The Fund may forgo certain investment opportunities if certain companies and industries do not meet the Adviser’s criteria. The Fund’s results may be lower than other funds that use different sustainability criteria to screen out certain companies or industries. The Fund’s incorporation of sustainability or supply chain focused investment insights may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider sustainability or supply chain focused characteristics or use a different methodology to identify and/or incorporate such sustainability characteristics. Further, investors may differ in their views of what constitutes positive or negative sustainability characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. In evaluating a company, the Adviser is often dependent upon information and data obtained from the companies itself or from publicly available data sources that may be incomplete or inaccurate, which could cause the Adviser to incorrectly assess a company’s sustainability risks and opportunities. In addition, the Fund may not be successful in its strategy to invest in a portfolio of equity securities that, in the Adviser’s view, has an aggregate sustainability or supply chain assessment that is better than the aggregate sustainability or supply chain of the Fund’s benchmark. There is no guarantee that this strategy will be achieved, and such assessment is at the Adviser’s discretion. In May 2022, the SEC proposed a framework that would require certain registered funds to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

Engine No. 1 Transform Scarcity ETF | Supply Chain Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Supply Chain Risks. Companies’ supply chains are generally subject to risk such as legislative or regulatory changes; adverse market conditions and/or increased competition; technological developments and changing technology; cyberattacks that may compromise a company’s operations or business; occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, exchange rate movements, and insurance costs; pandemics, natural disasters or other crises; border and/or import controls; pent-up /increased demand; mobility restrictions; shortages of product and labor; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; and rapid product obsolescence. Global, regional, or local events, such as changes to trade relations, trade restrictions, and/or military conflict, may materially disrupt or indefinitely impair the operations of these companies. Securities of these companies may be cyclical and occasionally subject to sharp price movements. Certain companies may be subject to significant regulation, including environmental regulation, by federal, state and local governmental agencies.

Engine No. 1 Transform Scarcity ETF | American Depositary Receipt A D R Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

American Depositary Receipt (“ADR”) Risk. ADRs are receipts issued by US banks evidencing ownership in securities of foreign issuers. Securities of foreign issuers, and consequently ADRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer’s home country or for a variety of other reasons.

Engine No. 1 Transform Scarcity ETF | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Engine No. 1 Transform Scarcity ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s Adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Engine No. 1 Transform Scarcity ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. Such risks may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for shares and cause the Fund to decline in value.

Engine No. 1 Transform Scarcity ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Engine No. 1 Transform Scarcity ETF | Infectious Illness Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Engine No. 1 Transform Scarcity ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Engine No. 1 Transform Scarcity ETF | Large Capitalization Companies Risk [Member]
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Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Engine No. 1 Transform Scarcity ETF | Market Risk [Member]
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Market Risk. The Fund could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Engine No. 1 Transform Scarcity ETF | Micro Capitalization Companies Risk [Member]
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Micro Capitalization Companies Risk. Micro cap companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. Micro cap common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on larger cap companies.

Engine No. 1 Transform Scarcity ETF | Risk Of Reliance On Sustainability Metrics And Third Party Data Sources [Member]
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Risk of Reliance on Sustainability Metrics and Third-Party Data Sources. The Adviser intends to evaluate its portfolio companies in part through the use of specific sustainability metrics that will be tested, among other ways, through the use of information sourced from publicly available data sources. For example, the sustainability criteria used by the Adviser in seeking to encourage transformational change at the companies within the Fund’s portfolio incorporates data made available by third parties. In addition, the proxy voting guidelines developed by the Adviser will employ similar sustainability metrics that will likewise be evaluated with the assistance of third-party data sources. The data provided by such third parties, though, may be limited or only take into account one or a few of many sustainability related components of portfolio companies. In addition, sustainability information across third party data sources, indexes and other funds may differ substantially and/or be incomparable. As a result, the approach taken by the Fund with respect to a specific portfolio company may differ materially depending upon which third party data source or sources it uses. The Fund’s reliance upon such third-party data sources may also expose it to data errors on the part of such sources.

Engine No. 1 Transform Scarcity ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Engine No. 1 Transform Scarcity ETF | Risk Of Investing In The U S [Member]
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Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Engine No. 1 Transform Scarcity ETF | Sector Risk [Member]
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Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus on a particular sector.

Agriculture Sector Risk. Companies in the agriculture sector can be significantly affected by consumer and product trends, competitive pricing, technological changes and environmental factors, including weather and natural disasters, as well as the performance of the overall economy, interest rates, consumer confidence, and the cost of commodities. Regulations and policies of various domestic and foreign governments may affect agricultural products.

Basic Materials Sector Risk. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Biotechnology Sector Risk. The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation, and revenue patterns can be erratic.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Consumer Staples Sector Risk. Companies in the consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Energy Sector Risk. Companies in the energy sector, which includes energy commodities such as oil, gasoline, and carbon credits, are subject to certain risks, including legislative or regulatory changes, adverse market conditions and increased competition. Performance of such companies may be affected by factors including, among others, fluctuations in energy prices, energy fuel supply and demand factors, energy conservation, the success of exploration projects, local and international politics, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as government instability or military confrontations) can affect the value of companies involved in business activities in the energy sector. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The energy sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international politics, and adverse market conditions.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

Natural Resources Sector Risk. Companies in the natural resources sector can be significantly affected by global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments. Such companies also may be significantly affected by technological changes in industries focusing on energy, pollution control and mitigation of global warming. Because society’s focus on climate change issues is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete.

Technology Sector Risk. Companies in the technology sector can be significantly affected by rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition of the services of qualified personnel.

Transportation Sector Risk. Companies in the transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, and insurance costs. Government regulation also can adversely affect transportation companies.

Utilities Sector Risk. Companies in the utilities sector are subject to certain risks, including risks associated with government regulation, interest rate changes, financing difficulties, supply and demand for services or products, intense competition, natural resource conservation and commodity price fluctuations.

Engine No. 1 Transform Scarcity ETF | Securities Lending Risk [Member]
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Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. In addition, to the extent loaned securities are not returned in a timely manner, the Fund may be unable to vote proxies for such securities in accordance with its proxy voting policy.

[1]	Estimated for the current fiscal year.